Trade and other receivables (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Customers
Total current	$ 14,880	$ 20,426
Non-current
Total non-current	35,130	32,136
Cost
Current
Concessions	4,391	4,392
Fuel Price Stabilization Fund	3,029	7,623
Customers
Foreign	3,632	4,737
Domestic	2,705	2,606
Related parties (Note 31)	140	167
Accounts receivable from employees	136	126
Industrial services	27	81
Other	1,424	1,038
Total current	15,484	20,770
Non-current
Concessions	30,903	28,270
Accounts receivable from Sao Paulo State	2,237	2,194
Accounts receivable from employees	815	710
Related parties (Note 31)	531	347
Domestic	229	138
Foreign	64	86
Other	939	996
Total non-current	35,718	32,741
Accumulated impairment
Customers
Total current	(604)	(344)
Non-current
Total non-current	$ (588)	$ (605)